Notes Payable - Additional Information (Detail)	12 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012 Unsecured Senior Notes USD ($)	Dec. 31, 2012 Unsecured Senior Notes CNY	Nov. 28, 2012 Unsecured Senior Notes USD ($) Tranche	Nov. 28, 2012 Unsecured Senior Notes CNY	Dec. 31, 2012 Senior Unsecured Notes Due TwoThousand Seventeen	Nov. 28, 2012 Senior Unsecured Notes Due TwoThousand Seventeen USD ($)	Dec. 31, 2012 Senior Unsecured Notes Due Two Thousand Twenty Two	Nov. 28, 2012 Senior Unsecured Notes Due Two Thousand Twenty Two USD ($)
Debt Instrument [Line Items]
Number of tranches issued and sold			2	2
Debt face amount						$ 750,000,000		$ 750,000,000
Debt, maturity date					Nov. 28, 2017		Nov. 28, 2022
Interest rate					2.25%		3.50%
Net proceeds from issuance of debt	1,490,000,000	9,300,000,000
Discount on debt issued			1,670,000	10,370,000
Debt issuance cost	$ 8,060,000	50,190,000
Effective interest rate					2.36%		3.59%